SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid research and development	$ 535,474	$ 1,300,473
Prepaid insurance	441,871	445,583
Other prepaid expenses	72,358	101,425
Other current assets	18,000
Total prepaid expenses and other current assets	$ 1,067,703	$ 1,847,481